                               ING INVESTORS TRUST
                  ING Global Resources Portfolio ("Portfolio")

          Supplement dated January 9, 2006 to the Institutional Class,
                 Service Class, and Service 2 Class Prospectuses
                            each dated April 29, 2005
                        and the Adviser Class Prospectus
             dated April 29, 2005, As Supplemented October 31, 2005

     Effective January 3, 2006, ING Investment Management Co. ("ING IM") will replace Baring International Investment, Ltd. ("Baring International") as Portfolio Manager to the Portfolio. All references to "Baring International Investment, Ltd." and "Baring International" with respect to this Portfolio only, are hereby deleted and replaced with "ING Investment Management Co." and "ING IM," respectively.

     Effective January 3, 2006, the Institutional Class, Service Class, Service 2 Class and Adviser Class Prospectuses are supplemented to reflect the new Portfolio Manager arrangement:

     1. The fourth paragraph and the table that follows entitled "Average Annual Total Returns" under the sub-section entitled "Performance" on page 25 of the Institutional Class, Service Class and Service 2 Class Prospectuses and on page 22 of the Adviser Class Prospectus are deleted in their entirety and replaced with the following, respectively:

     INSTITUTIONAL CLASS

     The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of two broad based measures of market performance - the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") and the Goldman Sachs Natural Resources Index. The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The Goldman Sachs Natural Resources index is an unmanaged index and a market-capitalization-weighted index of 112 stocks designed to measure the performance of companies in the natural resources sector, which includes energy, precious metal, timber and other sub-sectors. It is not possible to invest directly in the indices.

                       AVERAGE ANNUAL TOTAL RETURNS (1)(2)

                                               1 YEAR         5 YEARS              10 YEARS
                                                         (OR LIFE OF CLASS)   (OR LIFE OF CLASS)
     CLASS I RETURN                              6.67%         33.25%                 N/A
     S&P 500 Index                              10.88%         17.69%(3)              N/A
     Goldman Sachs Natural Resources Index      24.64%         36.56%(3)              N/A
     CLASS S RETURN                              6.42%          6.45%                6.39%
     S&P 500 Index                              10.88%         (2.30)%              12.07%
     Goldman Sachs Natural Resources Index      24.64%          5.55%                 N/A(4)

     (1) The performance information presented above is as of December 31 for each year or period. The bar chart figure shown for 2004 provides performance for Class I shares of the Portfolio, which commenced operations May 1, 2003. The bar chart figures shown for prior years provide performance for Class S shares. The performance table above reflects the returns for both Class I and Class S shares. Class S shares are not offered in this Prospectus. If they had been offered, Class I shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Class I shares have different expenses.

     (2) ING IM began managing the Portfolio January 3, 2006. Baring International Investment Limited managed the Portfolio from March 1, 1999 through January 2, 2006. Performance prior to March 1, 1999 is attributable to a different portfolio manager.

     (3) The Index returns for the Class I shares are for the period beginning May 1, 2003.

     (4) The Index commenced April 1998.

     SERVICE CLASS

     The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance to those of two broad based measures of market performance - the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") and the Goldman Sachs Natural Resources Index. The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The Goldman Sachs Natural Resources index is an unmanaged index and a market-capitalization-weighted index of 112 stocks designed to measure the performance of companies in the natural resources sector, which includes energy, precious metal, timber and other sub-sectors. It is not possible to invest directly in the indices.

                       AVERAGE ANNUAL TOTAL RETURNS (1)(2)

                                                1 YEAR        5 YEARS       10 YEARS
     CLASS S RETURN                              6.42%         6.45%          6.39%
     S&P 500 Index                              10.88%        (2.30)%        12.07%
     Goldman Sachs Natural Resources Index      24.64%         5.55%           N/A(3)

     (1) The performance information presented above is as of December 31 for each year.

     (2) ING IM began managing the Portfolio January 3, 2006. Baring International Investment Limited managed the Portfolio from March 1, 1999 through January 2, 2006. Performance prior to March 1, 1999 is attributable to a different portfolio manager.

     (3) The Index commenced April 1998.

     SERVICE 2 CLASS

     The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Service 2 and Class S shares' performance to those of two broad based measures of market performance - the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index"), and the Goldman Sachs Natural Resources Index. The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The Goldman Sachs Natural Resources Index is an unmanaged index and a market-capitalization-weighted index of 112 stocks designed to measure the performance of companies in the natural resources sector, which includes energy, precious metal, timber and other sub-sectors. It is not possible to invest directly in the indices.

                       AVERAGE ANNUAL TOTAL RETURNS (1)(2)

                                                 1 YEAR           5 YEARS           10 YEARS
                                                            (OR LIFE OF CLASS)
     SERVICE 2 RETURN                             6.23%            22.60%              N/A
     S&P 500 Index                               10.88%            14.77%(3)           N/A
     Goldman Sachs Natural Resources Index       24.64%            23.12%(3)           N/A
     CLASS S RETURN                               6.29%             6.31%             6.26%
     S&P 500 Index                               10.88%            (2.30)%           12.07%
     Goldman Sachs Natural Resources Index       24.64%             5.55%              N/A(4)

     (1) The performance information presented above is as of December 31 for each year or period. The bar chart figures shown for 2003 and 2004 provide performance for Service 2 shares of the Portfolio which commenced operations September 9, 2002. The bar chart figures shown for prior years provide performance for Class S shares of the Portfolio, revised to reflect the higher expenses of Service 2 shares. The performance table above reflects the returns for both Class S and Service 2 shares; the Class S returns are also revised to reflect the higher expenses of Service 2 shares. Class S shares are not offered in this Prospectus. If they had been offered, Service 2 shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and Service 2 shares have different expenses.

     (2) ING IM began managing the Portfolio January 3, 2006. Baring International Investment Limited managed the Portfolio from March 1, 1999 through January 2, 2006. Performance prior to March 1, 1999 is attributable to a different portfolio manager.

     (3) The Index returns for the Service 2 shares are for the period beginning September 1, 2002.

     (4) The Index commenced April 1998.

     ADVISER CLASS

     The table below provides some indication of the risks of investing in the Portfolio by comparing the Portfolio's Class S shares' performance revised to reflect the higher expenses of ADV Class shares, to those of two broad based measures of market performance - the Standard & Poor's 500 Composite Stock Price Index ("S&P 500 Index") and the Goldman Sachs Natural Resources Index. The S&P 500 Index is an unmanaged index that measures the performance of securities of approximately 500 of the largest companies in the U.S. The Goldman Sachs Natural Resources index is an unmanaged index and a market-capitalization-weighted index of 112 stocks designed to measure the performance of companies in the natural resources sector, which includes energy, precious metal, timber and other sub-sectors. It is not possible to invest directly in the indices.

                       AVERAGE ANNUAL TOTAL RETURNS (1)(2)

                                              1 YEAR           5 YEARS             10 YEARS
                                                         (OR LIFE OF CLASS)   (OR LIFE OF CLASS)
     CLASS S RETURN                            6.08%             6.09%               6.04%
     S&P 500 Index                            10.88%            (2.30)%             12.07%
     Goldman Sachs Natural Resources Index    24.64%             5.55%                N/A(3)

     (1) The ADV Class shares had not commenced operations in 2004 and therefore do not have a full calendar year of performance for 2004. The performance information presented above is as of December 31 for each year or period. The bar chart figures and performance table above provide performance for Class S shares, revised to reflect the higher expenses of ADV Class shares. Class S shares are not offered in this Prospectus. If they had been offered, ADV Class shares would have had substantially similar annual returns as the Class S shares because the classes are invested in the same portfolio of securities. Annual returns would differ only to the extent Class S and ADV Class shares have different expenses.

     (2) ING IM began managing the Portfolio January 3, 2006. Baring International Investment Limited managed the Portfolio from March 1, 1999 through January 2, 2006. Performance prior to March 1, 1999 is attributable to a different portfolio manager.

     (3) The Index commenced April 1998.

     2. The sub-section entitled "More on the Portfolio Manager" under the section entitled "Description of the Portfolios - ING Global Resources Portfolio" on page 26 of the Institutional Class, Service Class and Service 2 Class Prospectuses and on page 23 of the Adviser Class Prospectus is hereby deleted in its entirety and replaced with the following:

          MORE ON THE PORTFOLIO MANAGER

          ING IM, a Connecticut corporation, serves as the Portfolio Manager to the Portfolio. ING IM also serves as an investment adviser to other registered investment companies (or series thereof), as well as to privately managed accounts.

          Founded in 1972, ING IM is registered as an investment adviser with the SEC and is an indirect wholly-owned subsidiary of ING Groep and is an affiliate of DSI. ING IM has acted as adviser or sub-adviser to mutual funds since 1994 and has managed institutional accounts since 1972.

          As of September 30, 2005, ING IM managed over $58.15 billion in assets. The principal address of ING IM is 230 Park Avenue, New York, New York 10169.

          The following individuals share responsibility for the day-to-day management of the Portfolio:

          NAME             POSITION AND RECENT BUSINESS EXPERIENCE
          James A. Vail    James A. Vail, Senior Vice President and portfolio
                           manager, has co-managed the Portfolio since January 2006.
                           Mr. Vail has been with ING IM since July 2000. Mr. Vail
                           has over 30 years of investment experience. Prior to
                           joining ING IM in 2000, Mr. Vail was a Vice President at
                           Lexington Management Corporation, which he joined in 1991.

          Anthony Socci    Anthony Socci, Vice President and portfolio manager, has
                           co-managed the Portfolio since January 2006. Mr. Socci
                           joined ING IM in 2004 as a Senior Sector Analyst covering
                           the energy and gas sector. In this role, he is responsible for generating independent research and stock rankings for
                           ING IM's large-cap equity strategies and for use by equity managers across ING IM. Mr. Socci has 25 years of
                           experience including 17 years in equity research, all with
                           Dreyfus Corporation.

     The Statement of Additional Information provides additional information about each portfolio manager's compensation, other accounts managed by each portfolio manager and each portfolio manager's ownership of securities in the Portfolio.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                               ING INVESTORS TRUST
                  ING Global Resources Portfolio ("Portfolio")

                        Supplement dated January 9, 2006
        to the Adviser Class Statement of Additional Information ("SAI")
      and the Institutional Class, Service Class, and Service 2 Class SAI,
                            each dated April 29, 2005

     Effective January 3, 2006, ING Investment Management Co. ("ING IM") will replace Baring International Investment, Ltd. ("Baring International"), as Portfolio Manager to the Portfolio. All references to "Baring International Investment, Ltd." and "Baring International" with respect to this Portfolio only, will be deleted and replaced with "ING Investment Management Co." and "ING IM," respectively.

     Effective January 3, 2006, the Adviser Class SAI and the Institutional Class, Service Class and Service 2 Class SAI are each supplemented to reflect the new Portfolio Manager arrangement:

     GLOBAL RESOURCES

     1. The sub-section entitled "Management Agreement - ING Global Resources Portfolio" beginning on page 88 of the Adviser Class SAI and beginning on page 107 of the Institutional Class, Service Class, and Service 2 Class SAI is hereby deleted in its entirety and replaced with the following:

               On November 10, 2005, in reaching a decision to engage ING IM as the Portfolio Manager, the Board, including a majority of the Independent Trustees, considered the performance of ING VP Natural Resources Trust, a fund managed by ING IM in a style substantially similar to that in which the Portfolio would be managed, for the recent year-to-date, and one-year, three-year and five-year periods, and since the Fund's inception. In addition, the Board evaluated and discussed other factors, including, but not limited to, the following:
          (1) the process employed by ING IM in managing a global natural resources fund and the consistency of ING IM's process over time; (2) DSI's view of the reputation of ING IM; (3) ING IM's experience and skill in managing a global natural resource fund; (4) the nature and quality of the services to be provided by ING IM; (5) the fairness of the compensation under the Portfolio Management Agreement in light of the services to be provided; (6) the qualifications of ING IM's personnel, portfolio management capabilities, and investment methodologies; (7) ING IM's operations and compliance program, and its policies and procedures intended to assure compliance with the federal securities laws, which have been reviewed and certified to by the Chief Compliance Officer of the ING Funds; (8) the costs for the services to be provided by ING IM and the fact that these costs will be paid by DSI and not directly by the Portfolio; (9) the appropriateness of the selection of ING IM in light of the Portfolio's principal investment strategies, investment objective and its current and prospective investor base;
          (10) ING IM's Code of Ethics and related procedures for complying therewith; and (11) economies of scale issues related to DSI's projected profitability, noting that the sub-advisory fees payable by DSI to ING IM would remain the same as compared to the sub-advisory fee rates charged by the former Portfolio Manager.

               During the course of its deliberations, the Board reached the following conclusions regarding ING IM and the Portfolio Management Agreement, among others: (1) ING IM is qualified to manage the Portfolio's assets in accordance with the investment objective and the principal investment strategies; (2) ING IM is expected to execute the principal investment strategies consistently over time; (3) based on its knowledge of ING IM, ING IM has sufficient financial resources available to it to fulfill its commitments to the Portfolio under the Portfolio Management Agreement; (4) based upon the complexity and quality of the investment management services to be provided to the Portfolio, the compensation to be paid by DSI to ING IM under the Portfolio Management Agreement is fair and reasonable in relation to the services to be provided by ING IM; and (5) ING IM maintains compliance procedures reasonably designed to assure compliance with the federal securities laws, with this conclusion based in part upon representations from the Portfolio's Chief Compliance Officer.

               The Board also considered the amount that would be retained by DSI under the Portfolio Management Agreement and concluded that this amount is fair and reasonable in light of the services provided by DSI.

     2. The section entitled "Other Information About Portfolio Managers - ING Global Resources Portfolio" beginning on page 125 of the Adviser Class SAI and on page 144 of the Institutional Class, Service Class, and Service 2 Class SAI is hereby deleted in its entirety and replaced with the following:

     ING GLOBAL RESOURCES PORTFOLIO

     OTHER MANAGED ACCOUNTS

     The following table shows the number of accounts and total assets in the accounts managed by the portfolio manager as of September 30, 2005

                     REGISTERED INVESTMENT    OTHER POOLED INVESTMENT
                     COMPANIES                VEHICLES                       OTHER ACCOUNTS
                     --------------------------------------------------------------------------
       PORTFOLIO     NUMBER OF   TOTAL        NUMBER OF                 NUMBER OF   TOTAL
        MANAGER       ACCOUNTS   ASSETS        ACCOUNTS   TOTAL ASSETS   ACCOUNTS   ASSETS
     ------------------------------------------------------------------------------------------
     James Vail       6          $ 503,260,208   0        N/A             2         8,561,437
     Anthony Socci    1          $  86,683,261   0        N/A             0         N/A

     POTENTIAL CONFLICTS OF INTEREST

          A portfolio manager may be subject to potential conflicts of interest because the portfolio manager is responsible for other accounts in addition to the Portfolio. These other accounts may include, among others, other mutual funds, separately managed advisory accounts, commingled trust accounts, insurance separate accounts, wrap fee programs and hedge funds. Potential conflicts may arise out of the implementation of differing investment strategies for the portfolio manager's various accounts, the allocation of investment opportunities among those accounts or differences in the advisory fees paid by the portfolio manager's accounts.

          A potential conflict of interest may arise as a result of the portfolio manager's responsibility for multiple accounts with similar investment guidelines. Under these circumstances, a potential investment may be suitable for more than one of the portfolio manager's accounts, but the quantity of the investment available for purchase is less than the aggregate amount the accounts would ideally devote to the opportunity. Similar conflicts may arise when multiple accounts seek to dispose of the same investment.

          A portfolio manager may also manage accounts whose objectives and policies differ from that of the Portfolio. These differences may be such that under certain circumstances, trading activity appropriate for one account managed by the portfolio manager may not be appropriate for the Portfolio. For example, if an account were to sell a significant position in a security, which could cause the market price of that security to decrease, while the Portfolio maintained its position in that security.

          A potential conflict may arise when a portfolio manager is responsible for accounts that have different advisory fees - the difference in the fees may create an incentive for the portfolio manager to favor one account over another, for example, in terms of access to particularly appealing investment opportunities. This conflict may be heightened where an account is subject to a performance-based fee.

          As part of its compliance program, ING IM has adopted policies and procedures reasonably designed to address the potential conflicts of interest described above.

     COMPENSATION STRUCTURE OF PORTFOLIO MANAGERS

          Compensation consists of (a) base salary; (b) bonus which is based on ING Investment Management (ING IM) performance, 3 and 5 year pre-tax performance of the accounts the portfolio managers are primarily and jointly responsible for relative to account benchmarks and peer universe performance, and revenue growth of the accounts they are responsible for; and (c) long-term equity awards tied to the performance of our parent company, ING Groep.

          Portfolio managers are also eligible to participate in an annual cash incentive plan. The overall design of the ING IM annual incentive plan was developed to closely tie pay to performance, structured in such a way as to drive performance and promote retention of top talent. As with base salary compensation, individual target awards are determined and set based on external market data and internal comparators. Investment performance is measured on both relative and absolute performance in all areas. ING IM has defined indices and, where applicable, peer groups including but not limited to Russell, Morningstar, Lipper and Lehman and set performance goals to appropriately reflect requirements for each investment team. The measures for each team are outlined on a "scorecard" that is reviewed on an annual basis. These scorecards reflect a comprehensive approach to measuring investment performance versus both benchmarks and peer groups over one and three year periods and year-to-date net cash flow (changes in the accounts' net assets not attributable in the value of the accounts' investments) for all accounts managed by the team. The results for overall IIM scorecards are calculated on an asset weighted performance basis of the individual team scorecards.

          Investment professionals' performance measures for bonus determinations are weighted by 25% being attributable to the overall ING IM performance and 75% attributable to their specific team results (60% investment performance and 15% net cash flow).

          Based on job function, internal comparators and external market data, portfolio managers participate in the ING Long-Term Incentive Plan. Plan awards are based on the current year's performance as defined by the ING IM component of the annual incentive plan. The awards vest in three years and are paid in a combination of ING restricted stock, stock options and restricted performance units.

          Portfolio managers whose base salary compensation exceeds a particular threshold may participate in ING's deferred compensation plan. The plan provides an opportunity to invest deferred amounts of compensation in mutual funds, ING stock or at an annual fixed interest rate. Deferral elections are done on an annual basis and the amount of compensation deferred is irrevocable.

     PORTFOLIO MANAGER OWNERSHIP OF SECURITIES

          The following table shows the dollar range of shares of the Portfolio owned by each portfolio manager as of September 30, 2005, including investments by his immediate family members and amounts invested through retirement and deferred compensation plans.

                                           DOLLAR RANGE OF
     PORTFOLIO MANAGER                     FUND SHARES OWNED
     -----------------                     -----------------
     James Vail                            None
     Anthony Socci                         None

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE